DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 1,679	$ 444
Liabilities	(73)	(114)
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	1,619	322
Liabilities	(8)
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	11	16
Liabilities	(18)	(8)
Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	10	65
Liabilities	(13)	(73)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	12	12
Liabilities	(12)	(12)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	27	29
Liabilities	(22)	(21)
Derivatives designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,472	1,532
Assets	0	11
Liabilities	(10)	0
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	49,917	13,436
Assets	1,620	342
Liabilities	(14)	(12)
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	45,871	8,795
Assets	1,611	322
Liabilities	0	0
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	983	1,362
Assets	4	1
Liabilities	(1)	(4)
Derivatives not designated as hedging instruments: | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,507	1,652
Assets	0	0
Liabilities	(3)	(8)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	8
Assets	0	0
Liabilities	0	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	84	87
Assets	5	8
Liabilities	$ 0	$ 0